UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Address of principal executive offices)

 (Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Upright Growth Fund

ABERCROMBIE & FITCH CO

Ticker Symbol:ANF	Cusip Number:002896207
Record Date: 4/15/2009	Meeting Date: 6/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To parity the appointment of pricewaterhousecoopers llp as the company independent registered public accounting firm for the fiscal year ending Jan. 30, 2010	For	Issuer	For	With
3	To approve the company sponsored to approve the amendment to the company's amended and restated bulaw implementing majority voting in uncontentested director elections	For	Issuer	For	With
4	to approve the stockholder proposal described in the proxy statement, if the proposal is properly represent at the annual meeting	For	Issuer	Against	Against

ADVANTA CORP

Ticker Symbol:ADVNA	Cusip Number:007942105
Record Date: 4/24/2009	Meeting Date: 6/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Parity the appointment of kpmg llp as the independent registered public accounting firm	For	Issuer	For	With

AETNA

Ticker Symbol:AET	Cusip Number:00817Y108
Record Date: 5/29/2009	Meeting Date: 3/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	election of directors	For	Issuer	For	With

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 2/27/2009	Meeting Date: 4/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of pricewaterhousecoopers	For	Issuer	For	With
3	advisory vote approving executive compensation	For	Issuer	For	With
4	shareholder proposal relating to cumulative voting of directors	For	Issuer	Against	Against
5	shareholder proposal relating to the calling of special shareholder meetings	For	Issuer	Against	Against

AMGEN INC

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	to ratify the selection of ernest & young llp as independent registered public accounting	For	Issuer	For	With
3	to approve the proposed 2009 equity incentive plan	For	Issuer	For	With
4	to approve the proposed amendment to our restated certificate of incorporation	For	Issuer	For	With
5	stockholder proposals	For	Issuer	Against	Against

AU OPTRONICS CORP

Ticker Symbol:AUO	Cusip Number:002255107
Record Date: 4/21/2009	Meeting Date: 6/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
B1	To accept the 2008 business report and financial stetement	For	Issuer	For	With
B2	To approve the proposal for the distribution of 2008 profits	For	Issuer	For	With
B3	To approve the proposal for the capitalization of 2008 stock dividend and employee stock bunuses	For	Issuer	For	With
B4	To approve the proposal for the revisions to articles of incorporation	For	Issuer	For	With
B5	To approve the proposal for the revisions to the handling procudures for acquisition or distribution of asset	For	Issuer	For	With
B6	To approve the proposal for the revisions to the rule for the election of directors	For	Issuer	For	With

AVON PRODUCTS INC

Ticker Symbol:AVP	Cusip Number:054303102
Record Date: 3/18/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	ratification of independent registered public accounting firm	For	Issuer	For	With
3	resolution regarding nanomaterial report	Against	Issuer	Against	With

BIOVAIL

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 4/20/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
10	dissident resolution no. 6	For	Issuer	For	With
11	dissident resolution no. 7	For	Issuer	For	With
12	dissident resolution no. 8	For	Issuer	For	With
2	re-appoint ernest & young llp as auditors	For	Issuer	For	With
3	resolution to approve amendment to biovail's ny-law 1	For	Issuer	For	With
4	resolution to approve amendment to biovail's 2007 equity compensation plan	For	Issuer	For	With
5	dissident resolution no. 1	For	Issuer	For	With
6	dissident resolution no. 2	For	Issuer	For	With
7	dissident resolution no. 3	For	Issuer	For	With
8	dissident resolution no. 4	For	Issuer	For	With
9	dissident resolution no. 5	For	Issuer	For	With

BIOVAIL

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 4/21/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
10	dissident resolution no. 6	For	Issuer	For	With
11	dissident resolution no. 7	For	Issuer	For	With
12	dissident resolution no. 8	For	Issuer	For	With
5	dissident resolution no. 1	For	Issuer	For	With
6	dissident resolution no. 2	For	Issuer	For	With
7	dissident resolution no. 3	For	Issuer	For	With
8	dissident resolution no. 4	For	Issuer	For	With
9	dissident resolution no. 5	For	Issuer	For	With

CHEVRON CORPORATION

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 4/1/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
10	host country laws	For	Issuer	Against	Against
2	ratification of independent registered public accounting firm	For	Issuer	For	With
3	approve the material term of performance goals for performance-based award under the chevron incentive plan	For	Issuer	For	With
4	approve the material terms of performance goals for performance-based awards under the long-term incentive plan of chevron corporation	For	Issuer	For	With
5	special stockholder meeting	For	Issuer	Against	Against
6	advisory vote on summary compensation table	For	Issuer	Against	Against
7	greenhouse gas emissions	For	Issuer	Against	Against
8	country selection guidelines	For	Issuer	Against	Against
9	human rights policy	For	Issuer	Against	Against

CITIGROUP INC

Ticker Symbol:C	Cusip Number:172967101
Record Date: 2/27/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of kpmg	For	Issuer	For	With
3	approve 2009 stock incentive plan	For	Issuer	For	With
4	approve 2008 executive compensation	For	Issuer	For	With
5-13	stockholder proposals	For	Issuer	Against	Against

CORNING

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/26/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	ratification of pricewaterhousecoopers	For	Issuer	For	With
3	shareholder proposal regarding a director election majority vote standard	For	Issuer	For	With
3	shareholder proposal relating to the election of each director annually	Against	Issuer	Against	With

EMC CORPORATION

Ticker Symbol:EMC	Cusip Number:268648102
Record Date: 3/5/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of pricewaterhousecoopers	For	Issuer	For	With
3	approve employss tock purchase plan	For	Issuer	For	With
4	approve an amendment to reduce the percentage of shares required for shareholder to call special meeting	For	Issuer	For	With
5	shareholder proposal	For	Issuer	Against	Against

GARMIN LTD

Ticker Symbol:GRMN	Cusip Number:G37260109
Record Date: 4/9/2009	Meeting Date: 6/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Retification of the appointment of ernest & young llp as garmin's independent registered accounting firm	For	Issuer	For	With
3	approval of amendment to the garmin ltd 2005 equity incentive plan	For	Issuer	For	With
4	approval of amendment to the garmin ltd 2000 non-employmee directors' option plan	For	Issuer	For	With
5	in their discretion the proxies are authorized to vote with respect to any other matters that may come before the annual general meeting or any adjournment thereof	For	Issuer	For	With

GENERAL ELECTRIC COMPANY

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/23/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
a	election of directors	For	Issuer	For	With
b1	ratification of kpmg	For	Issuer	For	With
c	shareholder proposals	For	Issuer	Against	Against

GOOGLE INC

Ticker Symbol:GOOG	Cusip Number:38259P508
Record Date: 3/10/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	ratification of ernest & young	For	Issuer	For	With
3	approve 2004 stock plan to increase	For	Issuer	For	With
4	stockholder proposal regarding political contribution disclosure	For	Issuer	For	With
5	stockholder proposal regarding internet censorship	Against	Issuer	Against	With
6	stockholder proposal regarding health care reform	For	Issuer	For	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of selection of ernest & young llp as our independent registered public accounting firm	For	Issuer	For	With
3	amendment and extension of the 2006 equity incentive plan	For	Issuer	For	With
4	approval of an employee stock option exchange program	For	Issuer	For	With
5	advisory vote on executive compensation	For	Issuer	For	With
6	stockholder proposal : cumulating voting	For	Issuer	Against	Against
7	stockholder proposal : human right to water	For	Issuer	Against	Against

LSI CORPORATION

Ticker Symbol:LSI	Cusip Number:502161102
Record Date: 3/17/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	to ratify independent auditors	For	Issuer	For	With
3	to approve amended incentive plan	For	Issuer	For	With

MANITOWOC COMPANY

Ticker Symbol:MTW	Cusip Number:563571108
Record Date: 2/27/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	ratification of pricewaterhousecoopers as independent registered accounting firm	For	Issuer	For	With

METLIFE

Ticker Symbol:MET	Cusip Number:59156R108
Record Date: 3/2/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	reapprove stock and incentive compensation plan	For	Issuer	For	With
3	ratification of deloitte & touche as independent auditor	For	Issuer	For	With

MOODY'S

Ticker Symbol:MCO	Cusip Number:615369105
Record Date: 3/2/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of the appointment of independent registered public accounting firm	For	Issuer	For	With
3	stockholder proposal to adopt a policy that the chairman of the company's board of directors be an independent director	Against	Issuer	Against	With
4	stockholder proposal to adopt a policy requiring senior executives to retain a significant percentage of company shares	Against	Issuer	Against	With

MOODY'S CORPORATION

Ticker Symbol:MCO	Cusip Number:38259P508
Record Date: 4/28/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	for all nominees	For	Issuer	For	With

NOKIA

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 4/23/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	for all nominees	For	Issuer	For	With

NOVELLUS SYSTEMS

Ticker Symbol:NVLS	Cusip Number:670008SMH
Record Date: 3/27/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees	For	Issuer	For	With

PFIZER INC

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratify the selection of KPMG	For	Issuer	For	With
3	approve 2004 stock plan	For	Issuer	For	With
4	shareholder proposal regarding stock options	For	Issuer	Against	Against
5	shareholder proposal regarding advisory vote on executive copmpensation	For	Issuer	Against	Against
6	shareholder proposal regarding cumulative voting	For	Issuer	Against	Against
7	shareholder proposal regarding special shareholder meetings	For	Issuer	Against	Against

REPUBLIC SERVICES

Ticker Symbol:RSG	Cusip Number:760759100
Record Date: 3/16/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	ratification of the appointment of ernest & young as the company's independent public accounting firm	For	Issuer	For	With
3	approval of the republic services inc executive incentive plan	For	Issuer	For	With
4	approval of the republic services, inc 2009 employee stock purchase plan	For	Issuer	For	With

SANDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 3/30/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	to ratify the appointment ernest & young llp as the company's independent registered public accounting firm	For	Issuer	For	With
3	to approve amendments to company's certificate of incorporation the would eliminate cumulative voting	For	Issuer	For	With
4	apprive amendment to 2005 incentive plan that would increase number of authorized shares by anadditional 5,000,000 shares	For	Issuer	For	With
5	apprive amendments to 2005 incentive plan that would increase number of awards without cash consideration premitted	For	Issuer	For	With
6	consider and vote on a stockholder proposal relating to majority voting for directors, if properly presented at annual meeting	Against	Issuer	Against	With
7	consider and vote on a shareholder proposal relating to annual production of a detailed sustainability report by the company	Against	Issuer	Against	With

SILICON MOTION TECHNOLOGY CORP.

Ticker Symbol:SIMO	Cusip Number:82706C108
Record Date: 8/13/2008	Meeting Date: 8/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-Elect Director: Lien-Chun Liu	For	Issuer	For	With
2	Ratify Selection of Deloitte & Touche as Independent Auditors.	For	Issuer	For	With

TAIWAN SEMICONDUCTOR

Ticker Symbol:TSM	Cusip Number:974039100
Record Date: 6/10/2009	Meeting Date: 4/13/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To accept 2008 business report and financial statement	For	Issuer	For	With
2	To approve the proposal for distribution of 2008 profits	For	Issuer	For	With
3	To approve the capitalization of 2008 dividends, 2008 employee profit sharing, and capitAL surplus	For	Issuer	For	With
4	To revise internal policies and rules	For	Issuer	For	With

TEXAS INSTRUMENT

Ticker Symbol:TXN	Cusip Number:882508104
Record Date: 2/17/2009	Meeting Date: 4/16/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	ratification of ernest & young	For	Issuer	For	With
3	approve 2009 long-term compensation plan	For	Issuer	For	With
4	approve 2009 director compensation plan	For	Issuer	For	With
5	shareholder proposal regarding separation of roles of chairman & ceo	For	Issuer	Against	Against

TIMBERLAND

Ticker Symbol:TBL	Cusip Number:887100105
Record Date: 3/26/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	to ratify the appointment of deloitte & touche llp as the company's independent registered public accounting firm	For	Issuer	For	With
3	to increase the number of shares reserved for issuance under the company's 1991 employment stock purchase plan	For	Issuer	For	With

UNITED HEALTH GROUP

Ticker Symbol:UNH	Cusip Number:91324P102
Record Date: 4/3/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	election of director : william ballard	For	Issuer	For	With
1b	election of director : richard burke	For	Issuer	For	With
1c	election of director : robert darretta	For	Issuer	For	With
1d	election of director : stephen hemsley	For	Issuer	For	With
1e	election of director : michele hooper	For	Issuer	For	With
1f	election of director : douglas leatherdale	For	Issuer	For	With
1g	election of director : glenn renwick	For	Issuer	For	With
1h	election of director : kenneth shine	For	Issuer	For	With
1i	election of director : gail wilensky	For	Issuer	For	With
2	retification of the APPOINEMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	shareholder proposal concerning advisory vote on executive compensation	Against	Issuer	Against	With

VISHAY INTERTECNOLOGY

Ticker Symbol:VSH	Cusip Number:928298108
Record Date: 3/30/2009	Meeting Date: 5/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	to ratify the appointment of ernest & young llp as vishay's independent regostered public accounting firm	For	Issuer	For	With
3	other proposals	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Trustee

By /s/Wellman Wu

* Wellman Wu

Chief Financial Officer

Date: August 28, 2009

*Print the name and title of each signing officer under his or her signature.